Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Loans	$ 23,254,863	$ 23,885,654	$ 25,666,608
Investment securities	1,627,460	1,794,717	1,755,804
Other	131,991	175,127	183,388
	25,014,314	25,855,498	27,605,800
Interest Expense
Deposits	2,329,090	2,859,598	4,076,194
Federal Home Loan Bank advances	1,202,383	1,295,121	1,543,493
Subordinated debentures	533,207	537,178	556,159
Securities sold under agreements to repurchase	264,625	405,597	682,169
	4,329,305	5,097,494	6,858,015
Net Interest Income	20,685,009	20,758,004	20,747,785
Provision for Loan Losses	1,275,000	1,550,000	5,950,000
Net Interest Income After Provision for Loan Losses	19,410,009	19,208,004	14,797,785
Noninterest Income
Service charges	1,264,027	1,196,597	1,119,570
Gain on sale of investment securities	34,163	219,845	168,306
Gain on sale of loans	981,603	1,444,318	1,884,923
Gain on sale of state low-income housing tax credits		1,441,012	281,561
Net loss on foreclosed assets	(213,239)	(275,223)	(1,391,472)
Other income	1,351,910	1,292,922	1,192,783
	3,418,464	5,319,471	3,255,671
Noninterest Expense
Salaries and employee benefits	8,895,353	9,058,789	9,247,912
Occupancy	1,697,190	1,752,162	1,629,566
FDIC deposit insurance premiums	448,675	562,163	688,763
Prepayment penalty on repurchase agreements		1,510,000
Data processing	685,028	687,630	566,652
Advertising	425,004	425,004	300,000
Other expense	3,667,498	3,661,458	3,808,042
	15,818,748	17,657,206	16,240,935
Income Before Income Taxes	7,009,725	6,870,269	1,812,521
Provision (Credit) for Income Taxes	1,227,029	1,630,562	(131,338)
Net Income	5,782,696	5,239,707	1,943,859
Preferred Stock Dividends and Discount Accretion	357,210	794,520	1,076,561
Net Income Available to Common Shareholders	$ 5,425,486	$ 4,445,187	$ 867,298
Basic Income Per Common Share (in Dollars per share)	$ 1.35	$ 1.63	$ 0.32
Diluted Income Per Common Share (in Dollars per share)	$ 1.33	$ 1.58	$ 0.30